Earnings Per Share	12 Months Ended
Jan. 31, 2022
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Earnings Per Share
21.	EARNINGS PER SHARE

a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Net income attributable to shareholders	$793.9	$363.4

Weighted average number of shares	82,973,284	87,519,856

Earnings per share - basic	$9.57	$4.15

b)	Diluted earnings per share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Net income attributable to shareholders	$793.9	$363.4

Weighted average number of shares	82,973,284	87,519,856
Dilutive effect of stock options	2,286,236	1,085,128
Weighted average number of diluted shares	85,259,520	88,604,984

Earnings per share - diluted	$9.31	$4.10
The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.